Cost of Products Sold	12 Months Ended
Dec. 31, 2025
Cost of Products Sold
Cost of products sold

NOTE 22– Cost of products sold

The balance of operating expenses corresponds to the total amount, consisting of the sum of the balances, as detailed,

	For year ended		Change
	12/31/2025	12/31/2024	$	%

(- ) Cost of produtcs sold	-	(47,029)	47,029	(100)%
(-) Freight	-	(1,587)	1,587	(100)%
Total	-	(48,616)	48,616	(100)%